Intangible Assets (Details) - Schedule of additions includes amounts related to the acquisition - BRL (R$) R$ in Millions	Sep. 30, 2022	Dec. 31, 2021
Goodwill [Member]
Intangible Assets (Details) - Schedule of additions includes amounts related to the acquisition [Line Items]
Historical cost	R$ 871	R$ 871
Accumulated amortization	(253)	(253)
Net amount	618	618
Softwares [Member]
Intangible Assets (Details) - Schedule of additions includes amounts related to the acquisition [Line Items]
Historical cost	144	133
Accumulated amortization	(70)	(58)
Net amount	74	75
Commercial rights [Member]
Intangible Assets (Details) - Schedule of additions includes amounts related to the acquisition [Line Items]
Historical cost	4,300	1,160
Accumulated amortization	(30)	(24)
Net amount	4,270	1,136
Trade name [Member]
Intangible Assets (Details) - Schedule of additions includes amounts related to the acquisition [Line Items]
Historical cost	39	39
Accumulated amortization		0
Net amount	39	39
Intangible Assets [Member]
Intangible Assets (Details) - Schedule of additions includes amounts related to the acquisition [Line Items]
Historical cost	5,354	2,203
Accumulated amortization	(353)	(335)
Net amount	5,001	1,868
Lease right of use [Member]
Intangible Assets (Details) - Schedule of additions includes amounts related to the acquisition [Line Items]
Historical cost	5,381	2,231
Accumulated amortization	(363)	(344)
Net amount	5,018	1,887
Lease right of use [Member] | Assets And Rights [Member]
Intangible Assets (Details) - Schedule of additions includes amounts related to the acquisition [Line Items]
Historical cost	27	28
Accumulated amortization	(10)	(9)
Net amount	R$ 17	R$ 19